Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2017
AZL MVP Fusion Dynamic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES AZL MVP FUSIONSM DYNAMIC BALANCED FUND (FORMERLY, AZL MVP FUSIONSM BALANCED FUND)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to your Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to underlying funds. Of this underlying fund allocation, approximately 40% - 60% will be allocated to equity funds and approximately 40% - 60% will be allocated to fixed income funds. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes both strategic and dynamic asset allocation models to help determine appropriate asset allocations for the Fund among the underlying investments. Dynamic asset allocation incorporates a shorter-term investment view (typically, 6 to 24 months), as compared with longer-term strategic asset allocation, and seeks to take advantage of short-term market dislocations.

Up to 20% of the Fund's assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. Except during periods of high market volatility, the Manager expects that 95% of assets will be invested in the underlying funds and 5% will be invested in futures. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

		The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds.

The Fund invests in a variety of underlying investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

		Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund is proportionately subject to risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to October 14, 2016, the Fund was known as the AZL MVP Fusion Balanced Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund's performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund's performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 12.93% Lowest (Q4, 2008) -14.80%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Fusion Dynamic Balanced Fund | AZL MVP Fusion Dynamic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	(27.44%)
2009	rr_AnnualReturn2009	26.71%
2010	rr_AnnualReturn2010	11.07%
2011	rr_AnnualReturn2011	(0.90%)
2012	rr_AnnualReturn2012	11.39%
2013	rr_AnnualReturn2013	11.46%
2014	rr_AnnualReturn2014	4.59%
2015	rr_AnnualReturn2015	(1.27%)
2016	rr_AnnualReturn2016	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
One Year Ended December 31, 2016	rr_AverageAnnualReturnYear01	5.40%
Five Years Ended December 31, 2016	rr_AverageAnnualReturnYear05	6.21%
Ten Years Ended December 31, 2016	rr_AverageAnnualReturnYear10	3.89%
AZL MVP Fusion Dynamic Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2016	rr_AverageAnnualReturnYear01	11.96%	[2]
Five Years Ended December 31, 2016	rr_AverageAnnualReturnYear05	14.66%	[2]
Ten Years Ended December 31, 2016	rr_AverageAnnualReturnYear10	6.95%	[2]
AZL MVP Fusion Dynamic Balanced Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2016	rr_AverageAnnualReturnYear01	2.65%	[2]
Five Years Ended December 31, 2016	rr_AverageAnnualReturnYear05	2.23%	[2]
Ten Years Ended December 31, 2016	rr_AverageAnnualReturnYear10	4.34%	[2]
AZL MVP Fusion Dynamic Balanced Fund | Balanced Composite Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2016	rr_AverageAnnualReturnYear01	7.28%	[2]
Five Years Ended December 31, 2016	rr_AverageAnnualReturnYear05	8.44%	[2]
Ten Years Ended December 31, 2016	rr_AverageAnnualReturnYear10	6.06%	[2]

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.
[2]	Reflects no deduction for fees, expenses, or taxes.